Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Payables and Accruals [Abstract]
Salary and welfare payables		¥ 137,842		¥ 122,815
Refund liability	[1]	112,342		143,744
Accrued marketing expenses		40,934		41,729
Other tax liabilities	[2]	36,739		26,969
Advanced deposits	[3]	28,822		30,690
Accrued service fees	[4]	11,188		15,888
Payables to educational institutions	[5]	10,683		10,686
Payables for leasehold improvement and intangible assets		796		1,108
Other payables		25,519		16,062
Total		¥ 404,865	$ 55,469	¥ 409,691

[1]	Refund liability represented the tutoring fee collected by the Group which the Group estimates it will refund back to its customers as a result of its refund policy.
[2]	The balance represented accrued income tax payable and other tax liabilities in accordance with local tax laws.
[3]	Advanced deposits primarily included down payments paid by prospective customers before contracts signing.
[4]	The balance represented accrued expenses for outsourced service providers and other professional services.
[5]	The balance represented tuition fees collected from the students for their registrations with educational institutions.